OTHER NON-FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2021
OTHER NON-FINANCIAL ASSETS [Abstract]
OTHER NON-FINANCIAL ASSETS

NOTE 12 - OTHER NON-FINANCIAL ASSETS

The composition of other non-financial assets is as follows:

	Current assets		Non-current assets		Total Assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
(a) Advance payments

Aircraft insurance and other	12,331	10,137	-	-	12,331	10,137
Others	11,404	15,375	2,002	2,998	13,406	18,373
Subtotal advance payments	23,735	25,512	2,002	2,998	25,737	28,510

(b) Contract assets (1)

GDS costs	6,439	4,491	-	-	6,439	4,491
Credit card commissions	10,550	6,021	-	-	10,550	6,021
Travel agencies commissions	8,091	4,964	-	-	8,091	4,964
Subtotal advance payments	25,080	15,476	-	-	25,080	15,476

(c) Other assets

Aircraft maintenance reserve (2)	-	8,613	-	-	-	8,613
Sales tax	57,634	102,010	33,212	46,210	90,846	148,220
Other taxes	1,661	4,023	-	-	1,661	4,023
Contributions to the International Aeronautical Telecommunications Society (“SITA”)	258	258	739	739	997	997
Contributions to Universal Air Travel Plan “UATP”	-	-	20	-	20	-
Judicial deposits	-	-	89,459	76,835	89,459	76,835
Subtotal other assets	59,553	114,904	123,430	123,784	182,983	238,688
Total Other Non - Financial Assets	108,368	155,892	125,432	126,782	233,800	282,674

(1) Movement of Contracts assets:

			Cumulative
			translation
	Initial balance	Activation	adjustment	Amortization	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2020	56,576	146,778	(14,672)	(173,206)	15,476
From January 1 to December 31, 2021	15,476	67,647	(6,680)	(51,363)	25,080

(2) Aircraft maintenance reserves reflect prepayment deposits made by the group to lessors of certain aircraft under operating lease agreements in order to ensure that funds are available to support the scheduled heavy maintenance of the aircraft.

These deposits are calculated based on the operation, measured in cycles or flight hours, are paid periodically, and it is contractually stipulated that they be returned to the Company each time major maintenance is carried out. At the end of the lease, the unused maintenance reserves are returned to the Company or used to compensate the lessor for any debt related to the maintenance conditions of the aircraft.

In some cases, (2 lease agreements), if the maintenance cost incurred by LATAM is less than the corresponding maintenance reserves, the lessor is entitled to retain those excess amounts at the time the heavy maintenance is performed. The Company periodically reviews its maintenance reserves for each of its leased aircraft to ensure that they will be recovered and recognizes an expense if any such amounts are less than probable of being returned. The cost of aircraft maintenance in the last years has been higher than the related maintenance reserves for all aircraft.

As of December 31, 2021, the company does not maintain maintenance reserves, these were exercised by the lessors for the non-payment of rent as a result of the Chapter 11 Proceedings (ThUS$ 8,613 as of December 31, 2020).

Aircraft maintenance reserves are classified as current or non-current depending on the dates when the related maintenance is expected to be performed (Note 2.23).